Shareholder Report, Holdings (Details)	Oct. 31, 2025
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Bay Transportation Authority 07/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts State College Building Authority 05/01/2028 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Commonwealth of Massachusetts 12/01/2030 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Bay Transportation Authority 07/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 10/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 10/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 11/15/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 01/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 01/01/2031 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Massachusetts Development Finance Agency 10/01/2032 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Bay Transportation Authority 07/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts State College Building Authority 05/01/2028 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Commonwealth of Massachusetts 12/01/2030 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Bay Transportation Authority 07/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 10/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 10/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 11/15/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 01/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 01/01/2031 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Massachusetts Development Finance Agency 10/01/2032 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Bay Transportation Authority 07/01/2032 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts State College Building Authority 05/01/2028 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Commonwealth of Massachusetts 12/01/2030 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Bay Transportation Authority 07/01/2029 0.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 10/01/2037 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 10/01/2036 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 11/15/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 01/01/2033 5.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 01/01/2031 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Massachusetts Development Finance Agency 10/01/2032 4.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%